Offerings - Offering: 1	Jan. 29, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.183% Fixed-to-Floating Rate Subordinated Notes due 2036
Amount Registered | shares	1,750,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,750,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 267,925
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $1,750,000,000.